April 29, 2005

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: File Room

      Re:         AFL-CIO Housing Investment Trust
                  File Nos. 002-78066 and 811-03493

Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in most recent Post-Effective Amendment to the Registration Statement of the American Federation of Labor and Congress of Industrial Organizations Housing Investment Trust, which was filed electronically with the SEC via EDGAR on April 29, 2005.

                                        Very truly yours,


                                        /s/ Helen Kanovsky

                                        Helen Kanovsky
                                        Chief Operating Officer